Description of Business and Basis of Presentation (Details)	Apr. 01, 2015 mi	Oct. 20, 2014 shares
Subsequent Event | DCG | Affiliates | Dominion
Subsidiary, Sale of Stock [Line Items]
Length of FERC regulated interstate natural gas pipeline (nearly 1,500 miles) | mi	1,500
Common Units | IPO
Subsidiary, Sale of Stock [Line Items]
Number of units issued		20,125,000
Common Units | Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of units issued		2,625,000